LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Summary of components of lease expense

The components of lease expense for the year ended December 31, 2019 are as follows:

RMB
Amortization of right-of-use assets	48,995
Interest on lease liabilities	4,462
Expenses for short-term lease within 12 months	4,239
Total lease expense	57,696

Summary of supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases as of December 31, 2019 is as follows:

RMB
Operating lease right-of-use assets	320,809
Operating lease liabilities, current	34,817
Operating lease liabilities, non-current	50,763
Total lease liabilities	85,580
Weighted average remaining lease term (in years)	1.28
Weighted average discount rate	4.76%

Summary of supplemental cash flow information related to leases

Supplemental cash flow information related to leases for the year ended December 31, 2019 is as follows:

RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	46,495

Summary of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2019 were as follows:

RMB
2020	36,728
2021	26,535
2022	19,351
2023	11,089
2024	700
Total undiscounted lease payments	94,403
Less: Imputed interest	(8,823)
Total lease liabilities	85,580